TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables [abstract]
Schedule of trade and other payables

As at December 31,	2022	2021
Trade payables	$209.1	$173.1
Other payables(i)	105.6	101.6
	$314.7	$274.7
(i)Other payables include dividends, salaries, bonuses, pension, and interest payable, among other accruals.